Summary of Significant Accounting Policies - Schedule of Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2012 Money Market Funds [Member]	Nov. 30, 2011 Money Market Funds [Member]	May 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Nov. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Nov. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money Market Funds [Member]	Nov. 30, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money Market Funds [Member]	May 31, 2013 Significant Other Observable Inputs (Level 2) [Member]	Nov. 30, 2012 Significant Other Observable Inputs (Level 2) [Member]	Nov. 30, 2012 Significant Other Observable Inputs (Level 2) [Member] Money Market Funds [Member]	Nov. 30, 2011 Significant Other Observable Inputs (Level 2) [Member] Money Market Funds [Member]	May 31, 2013 Significant Unobservable Inputs (Level 3) [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member]	Nov. 30, 2012 Significant Unobservable Inputs (Level 3) [Member] Money Market Funds [Member]	Nov. 30, 2011 Significant Unobservable Inputs (Level 3) [Member] Money Market Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market funds	$ 612.2	$ 166.0	$ 166.0	$ 194.8	$ 612.2	$ 166.0	$ 166.0	$ 194.8